Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share
(17) Net Loss Per Share
The unaudited basic and diluted net loss per share for the three and six months ended June 30, 2021 has been computed to give effect to the conversion of shares of Legacy Quanergy convertible preferred stock into shares of Legacy Quanergy common stock as though the conversion had occurred as of the beginning of the period.
The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the three and six months ended June 30, 2022 and 2021, respectively (in thousands, except share and per share data):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Numerator:
Net loss attributable to common stockholder, basic and diluted	$(25,674)	$(20,467)	$(130,356)	$(35,181)
Denominator:
Weighted average shares of common stock outstanding, basic and diluted	117,864,896	67,111,977	102,868,390	65,096,986
Net loss per share attributable to common stockholder, basic and diluted	$(0.22)	$(0.30)	$(1.27)	$(0.54)
Since the Company was in a loss position for all periods presented, basic net loss per share is the same as diluted net loss per share for all periods as the inclusion of all potential common shares outstanding would be anti-dilutive.
The following table presents the potential common shares outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would be anti-dilutive:

	As of June 30,
	2022	2021
Public warrants	13,799,988	—
Private placement warrants	7,520,000	—
GEM warrants	3,397,923	—
Stock options and RSUs issued and outstanding	12,427,763	10,168,130
Contingently returnable shares from GEM Agreement	2,677,192	—
Convertible notes	—	1,315,174

Potential common shares excluded from diluted net loss per share	39,822,866	11,483,304

(17)	Basic and Diluted Net Loss Per Share
The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2021 and 2020 (in thousands, except share and per share amounts):

	For the Years Ended December 31,
	2021	2020
Numerator:
Net loss attributable to common stockholder, basic and diluted	$(63,544)	$(35,835)
Denominator:
Weighted average shares of common stock outstanding, basic and diluted	64,938,930	57,247,816
Net loss per share attributable to common stockholder, basic and diluted	$(0.98)	$(0.63)
Basic and diluted net loss per share attributable to common stockholders is the same for the years ended December 31, 2021 and 2020 because the inclusion of potential shares of common stock would have been anti-dilutive for the periods presented.
The following table presents the potential common shares outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been antidilutive:

	As of December 31,
	2021	2020
Stock options and RSUs issued and outstanding	15,257,453	10,167,927
Convertible notes	9,149,687	2,123,867

Potential common shares excluded from diluted net loss per share	24,407,140	12,291,794

The above tables exclude Sensata warrants totaling 2,500,000 which are exercisable upon a contingent event which is the Closing as defined in the Merger Agreement (per Note 1) into the new Quanergy shares.